Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of changes in intangible assets

	Licenses	Software	Total
Cost as of January 1, 2023	2,034	330	2,364
Additions	0	0	0
Cost as of December 31, 2023	2,034	330	2,364

Accumulated amortization/impairment as of January 1, 2023	2,033	273	2,306
Amortization charge for the year	0	33	33
Accumulated amortization/impairment as of December 31, 2023	2,033	306	2,339
Carrying value as of December 31, 2023	1	24	25

	Licenses	Software	Total
Cost as of January 1, 2022	2,034	293	2,327
Additions	0	37	37
Cost as of December 31, 2022	2,034	330	2,364

Accumulated amortization/impairment as of January 1, 2022	470	250	720
Amortization charge for the year	87	23	110
Impairment incurred during the year	1,476	0	1,476
Accumulated amortization/impairment as of December 31, 2022	2,033	273	2,306
Carrying value as of December 31, 2022	1	57	58